Income Taxes - Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits [Roll Forward]
January 1 Balance	$ 485	$ 477	$ 595
Additions based on tax positions related to the current year	74	70	69
Additions for tax positions of prior years	25	1	7
Reductions for tax positions of prior years	0	(3)	(131)
Reductions due to statute of limitations	(67)	(60)	(63)
December 31 Balance	$ 517	$ 485	$ 477